Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Sector Rotation Fund (No Load Shares)
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	No Load Shares
Trading Symbol	NAVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sector Rotation Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/NAVFX. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/NAVFX
Expenses [Text Block]	What were the Fund costs for the past six months? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NAVFX	$94	1.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
Net Assets	$ 36,392,956
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 193,314
Investment Company, Portfolio Turnover	112.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Net Assets	$36,392,956
Number of Holdings	10
Net Advisory Fee	$193,314
Annual Portfolio Turnover	112.66%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Vanguard Communication Services ETF	18.3%
Vanguard Information Technology ETF	17.9%
Vanguard Industrials ETF	17.0%
Vanguard Consumer Discretionary ETF	15.2%
Vanguard Health Care ETF	10.9%
Vanguard Financials ETF	8.2%
Fidelity Treasury Portfolio	5.6%
ProShares UltraPro S&P 500	3.0%
ProShares UltraPro QQQ	2.4%
SPDR S&P 500 ETF Trust	1.5%